Unit Activity (Details) - Contract Owner - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unit Activity [Line Items]
Units issued	1,251,926	1,381,755	1,443,939
Units redeemed	(2,128,130)	(2,174,906)	(2,253,156)
VAL
Unit Activity [Line Items]
Units issued	1,165,418	1,255,793	1,318,863
Units redeemed	(1,845,103)	(1,909,609)	(2,027,393)
VLI
Unit Activity [Line Items]
Units issued	58,137	72,499	91,072
Units redeemed	(136,180)	(131,498)	(147,359)
SPVA
Unit Activity [Line Items]
Units issued	0	0	0
Units redeemed	(4,825)	(1,278)	(2,403)
SPVL
Unit Activity [Line Items]
Units issued	28,371	53,463	34,004
Units redeemed	(142,022)	(132,521)	(76,001)